                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-09

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1130
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill Jr.    West Palm Beach, FL     5-8-09
--------------------------   -------------------   ----------
        [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   __________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          74
Form 13F Information Table Value Total:      86,438
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

___   28-_________________   __________________________
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ALLETE INC           COM STK   COM              018522300      267         10000 SH       Sole                    10000
ALTRIA GROUP INC               COM              02209S103      557         34739 SH       Sole                    34739
AMERICAN WATER WKS  CO INC     COM              030420103      289         15000 SH       Sole                    15000
ANADARKO PETE CORP   COM STK   COM              032511107     1556         40000 SH       Sole                    40000
ANNALY CAPITAL MANAGEMENT INC  COM              035710409     1069         77100 SH       Sole                    77100
ARCHER-DANIELS MIDLAND CO COM  COM              039483102     1750         63000 SH       Sole                    63000
CAPE BANCORP INC    COM        COM              139209100       94         13398 SH       Sole                    13398
CONSECO INC          COM STK   COM              208464883     1182       1284550 SH       Sole                  1284550
COPYTELE INC        COM        COM              217721109        5         20000 SH       Sole                    20000
DEERE & CO COM                 COM              244199105     1644         50000 SH       Sole                    50000
DEVON ENERGY CORP    COM STK   COM              25179M103      447         10000 SH       Sole                    10000
DOW CHEMICAL CORP              COM              260543103      506         60000 SH  CALL Sole                    60000
                                                               253         30000 SH  CALL Sole                    30000
                                                               169         20000 SH  CALL Sole                    20000
EMERSON ELECTRIC CO  COM STK   COM              291011104     1315         46000 SH       Sole                    46000
FLORIDA PUB UTILS CO COM STK   COM              341135101      267         27051 SH       Sole                    27051
FLOW INTERNATIONAL CORP (FORME COM              343468104      486        299961 SH       Sole                   299961
FTI CONSULTING INC   COM STK   COM              302941109      742         15000 SH  PUT  Sole                    15000
GAP INC              COM STK   COM              364760108      395         30400 SH       Sole                    30400
GENERAL ELECTRIC CO  COM STK   COM              369604103      212         20950 SH       Sole                    20950
                                                               226         22400 SH  CALL Sole                    22400
GOODRICH PETE CORP   COM STK   COM              382410405      290         15000 SH       Sole                    15000
GULF IS FABRICATION INC COM ST COM              402307102      545         68000 SH       Sole                    68000
HMN FINANCIAL INC    COM STK   COM              40424G108      136         43808 SH       Sole                    43808
INDIANA CMNTY BANCORP COM STK  COM              454674102      338         26000 SH       Sole                    26000
INFOCUS CORP                   COM              45665B106      226        377938 SH       Sole                   377938
INTERACTIVE DATA CORP COM STK  COM              45840J107     1415         56900 SH       Sole                    56900
LANCASTER COLONY CORP COM STK  COM              513847103     2904         70000 SH       Sole                    70000
LANCE INC            COM STK   COM              514606102     3435        165000 SH       Sole                   165000
MB FINANCIAL INC               COM              55264U108      367         27000 SH       Sole                    27000
MONROE BANCORP       COM STK   COM              610313108     1314        146799 SH       Sole                   146799
NEW YORK TIMES CO   CL A COM S COM              650111107      575        127210 SH       Sole                   127210
NEWMONT MINING CORP  COM STK   COM              651639106     1692         37800 SH       Sole                    37800
OLD REP INTL CORP    COM STK   COM              680223104     5718        528500 SH       Sole                   528500
PATTERSON-UTI ENERGY INC (EX P COM              703481101     2026        226088 SH       Sole                   226088
                                                               269         30000 SH  CALL Sole                    30000
PEABODY ENERGY CORP  COM STK   COM              704549104      501         20000 SH       Sole                    20000
PENN TREATY AMERN CORP COM STK COM              707874400        3         21900 SH       Sole                    21900
PMI GROUP INC        COM STK   COM              69344M101       34         55174 SH       Sole                    55174
POTLATCH HOLDINGS   INC COM    COM              737630103     1160         50000 SH       Sole                    50000
SPDR GOLD TRUST                COM              78463V107     4933         54642 SH       Sole                    54642
STRYKER CORP COM               COM              863667101     1205         35400 SH       Sole                    35400
THOMPSON CREEK METALS CO INC C COM              884768102      199         50000 SH       Sole                    50000
TIME WARNER INC                COM              887317303      901         46666 SH       Sole                    46666
TIME WRNR CBL                  COM              88732J207      290         11713 SH       Sole                    11713
TRIMBLE NAVIGATION LTD COM STK COM              896239100      547         35800 SH       Sole                    35800
UNITED STATES OIL FUND         COM              91232N108      436         15000 SH  CALL Sole                    15000
VALERO ENERGY CORP   COM STK   COM              91913Y100     1566         87467 SH       Sole                    87467
                                                               537         30000 SH  CALL Sole                    30000
WEYERHAEUSER CO      COM STK   COM              962166104     1241         45000 SH       Sole                    45000
ZIMMER HOLDINGS INC  COM STK   COM              98956P102     2073         56783 SH       Sole                    56783
CITIGROUP           8.50% PERP PFD              172967556     1828        120000 SH       Sole                   120000
CITIGROUP CAPITAL   TRUST IX 6 PFD              173066200      529         68930 SH       Sole                    68930
CITIGROUP VIII      6.95% PFD  PFD              17306R204      745         86900 SH       Sole                    86900
FEDERAL NATIONAL    MORTGAGE A PFD              313586737       87        123600 SH       Sole                   123600
GENERAL MOTORS 7.25% 2-15-52   PFD              370442758      525        174973 SH       Sole                   174973
GENERAL MOTORS CORP SR A 4.5%  PFD              370442741     1062        283250 SH       Sole                   283250
KEYCORP CAP TR VI   6.125% PFD PFD              49327K207      293         23925 SH       Sole                    23925
CIA VALE DO RIO DOCE ADR       ADR              204412209      399         30000 SH       Sole                    30000
NOKIA CORP           ADR       ADR              654902204      361         30900 SH       Sole                    30900
PETRO-CANADA COMMON            ADR              71644E102      704         26500 SH       Sole                    26500
ABERDEEN ASIA-PACIFIC INCOME F                  003009107      967        202778 SH       Sole                   202778
GABELLI DIVID & INCOME TR COM                   36242H104      293         35100 SH       Sole                    35100
ISHARES BARCLAYS 20+YEAR TREA                   464287432     1057         10000 SH  PUT  Sole                    10000
PRS ULT LEH20+YR                                74347R297     1789         41000 SH       Sole                    41000
ANR CB 2.375 15APR2015         CONV             02076XAA0     2585       4000000 PRN      Sole                  4000000
CNO VRN CB 30SEP2035           CONV             208464BH9     5250      19443000 PRN      Sole                 19443000
ENER CB 3 15JUN2013            CONV             292659AA7      839       1594000 PRN      Sole                  1594000
GDP CB 3.25 01DEC2026          CONV             382410AB4     2489       3500000 PRN      Sole                  3500000
MEE CB 3.25 01AUG2015          CONV             576203AJ2     8628      14030000 PRN      Sole                 14030000
MTG VRN CB 01APR2063 144A      CONV             552848AB9      465       2862000 PRN      Sole                  2862000
NTAP CB 1.75 01JUN2013 144A    CONV             64110DAA2     2471       3000000 PRN      Sole                  3000000
SNDK CB 1 15MAR2035            CONV             55375VAB8      936       1000000 PRN      Sole                  1000000
SNDK CB 1 15MAY2013            CONV             80004CAC5     1834       3000000 PRN      Sole                  3000000